Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development expenses [Abstract]
Payroll and related expenses	$ 2,086	$ 999	$ 1,483
Share-based payment	770	124	6
Subcontractors	1,429	911	668
Other	486	168	328
Total	$ 4,771	$ 2,202	$ 2,485